Inventory, Net - Schedule of Inventory (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Inventory [Abstract]
Raw materials	$ 28,148	$ 13,254
Finished goods	87,168	74,491
Allowance for Inventory	(11,270)	(12,531)
Inventories, net	$ 104,046	$ 75,214